                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                       Supplement dated February 15, 2001
              to Retail Shares Prospectus dated November 30, 2000.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

Effective March 1, 2001, Brandes Investment Partners, L.P. will no longer serve as the sub-adviser to a portion of the Small Cap Value Fund's assets. As a result of this change, certain sections of the prospectus are revised as follows:

1. Under the heading "Investment Strategy" on page 17 of the prospectus with respect to the Small Cap Value Fund, the first paragraph has been deleted and replaced with the following:

      HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of SMALL-CAPITALIZATION U.S. companies that the portfolio managers believe are undervalued.

2. Under the heading "Sub-Advisers" on page 37 of the prospectus, the section related to the Small Cap Value Fund has been deleted in its entirety.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMNAV-RET 02/15/01

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                       Supplement dated February 15, 2001
            to Fiduciary Shares Prospectus dated November 30, 2000.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

Effective March 1, 2001, Brandes Investment Partners, L.P. will no longer serve as the sub-adviser to a portion of the Small Cap Value Fund's assets. As a result of this change, certain sections of the prospectus are revised as follows:

1. Under the heading "Investment Strategy" on page 17 of the prospectus with respect to the Small Cap Value Fund, the first paragraph has been deleted and replaced with the following:

      HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of SMALL-CAPITALIZATION U.S. companies that the portfolio managers believe are undervalued.

2. Under the heading "Sub-Advisers" on page 33 of the prospectus, the section related to the Small Cap Value Fund has been deleted in its entirety.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMNAV-FID 002/15/01